Financial risk management - Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 (Details) - Level 3 - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	₩ 53,858	₩ (70,788)
Recognized profit or loss from the financial instruments held as of December 31	563,393	263,495
Net gain (loss) on financial assets at fair value through profit or loss
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	112,040	53,794
Recognized profit or loss from the financial instruments held as of December 31	443,935	47,708
Net gain (loss) on financial liabilities designated at fair value through profit or loss
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	(74,680)	(244,146)
Recognized profit or loss from the financial instruments held as of December 31	102,961	96,223
Net other operating income (expense)
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	16,498	119,564
Recognized profit or loss from the financial instruments held as of December 31	₩ 16,497	₩ 119,564